Intangible Assets - Schedule of Intangible Assets (Details) (10-Q) - USD ($)	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Intangible assets gross	$ 10,799
Accumulated amortization	(600)
Total	$ 10,199
Website [Member]
Estimated life	3 years